Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 208,944	$ 27,080
Restricted cash	775	225
Marketable securities	276,710	6,659
Accounts receivable	5,971	1,677
Inventories, net	3,613	4,002
Prepaid expenses and other current assets	4,797	1,824
Total current assets	500,810	41,467
Property and equipment, net	7,689	7,867
Goodwill	701	701
Other non-current assets	1,151	1,829
Total assets	510,351	51,864
Current liabilities:
Accounts payable	6,039	3,456
Accrued and other current liabilities	10,452	3,526
Debt, current	99	7,791
Total current liabilities	16,590	14,773
Warrant liabilities	343,400	1,122
Debt, non-current	302	1,555
Other non-current liabilities	1,318	1,401
Total liabilities	361,610	18,851
Commitments and contingencies (Note 17)
Stockholders’ equity (deficit):
Additional paid-in capital	733,175	10,457
Accumulated other comprehensive income (loss)	34	(1)
Treasury stock, at cost, 0 and 4,958,471 shares as of December 31, 2020 and 2019, respectively	0	0
Accumulated deficit	(584,501)	(222,203)
Total stockholders’ equity (deficit)	148,741	(211,730)
Total liabilities, convertible preferred stock and stockholders’ equity	510,351	51,864
Founders Convertible Preferred Stock
Stockholders’ equity (deficit):
Preferred stock	0	3
Total stockholders’ equity (deficit)	0	3
Series A Convertible Preferred Stock
Convertible preferred stock:
Series A convertible preferred stock, $0.00001 par value; None authorized, issued and outstanding as of December 31, 2020; 102,740,023 shares authorized, 94,818,151 shares issued and outstanding as of December 31, 2019	0	244,743
Founders Convertible Preferred Stock
Stockholders’ equity (deficit):
Preferred stock	0	0
Class A Common Stock
Stockholders’ equity (deficit):
Common stock	22	14
Class B Common Stock
Stockholders’ equity (deficit):
Common stock	$ 11	$ 0